Restrictions on Subsidiary Dividends and Loans or Advances	12 Months Ended
Dec. 31, 2011
Restrictions on Subsidiary Dividends and Loans or Advances

Note 30 – Restrictions on Subsidiary Dividends and Loans or Advances

Provisions of state and federal banking laws restrict the amount of dividends that can be paid to the Corporation by its banking subsidiaries. Under applicable state and federal laws, at a minimum no dividends may be paid in an amount greater than the net or undivided profits (as defined by regulatory agencies) then on hand, subject to other applicable and potentially more restrictive laws that may vary from state to state. Federal Reserve Board rules provide that no state bank that is a Federal Reserve System member may declare or pay a dividend if the total of all dividends declared during the calendar year, including the proposed dividend, exceeds its net profits for that year, combined with its retained net profits for the preceding two years, unless the dividend has been approved by the Federal Reserve Board. The Bank is subject to this requirement. The Bank is also prohibited under federal law from paying any dividends if the Bank is undercapitalized or if the payment of the dividends would cause the Bank to become undercapitalized. In addition, the federal regulatory agencies are authorized to prohibit a bank or bank holding company from engaging in an unsafe or unsound banking practice. The payment of dividends could, depending on the financial condition of the Bank, be deemed to constitute an unsafe or unsound practice. In addition, state laws may restrict to different degrees the amount of dividends that may be paid without state regulatory approval. Based on these restrictions, the Corporation’s banking subsidiaries, without regulatory approval, could declare dividends during 2012 equal to their 2012 eligible net profits (as defined by regulatory agencies) plus $1.26 billion. The ability of each banking subsidiary to pay dividends to the Corporation may be further restricted going forward as a result of regulatory policies and guidelines, including regulations issued pursuant to the Dodd-Frank Act, relating to dividend payments and capital adequacy.

On November 22, 2011, the Federal Reserve Board issued a final rule implementing the requirement of the Dodd-Frank Act that top-tier bank holding companies domiciled in the U.S. with total consolidated assets of $50 billion or more, including the Corporation, submit annual capital plans to the Federal Reserve Board for review. Under the final rule, the Federal Reserve Board will annually evaluate institutions’ capital adequacy, internal capital adequacy assessment processes, and their plans to make capital distributions, such as dividend payments or stock repurchases. The Federal Reserve Board will approve dividend increases or other capital distributions only for companies whose capital plans are approved by supervisors and are able to demonstrate sufficient financial strength to operate as successful financial intermediaries under stressed macroeconomic and financial market scenarios, after making the desired capital distributions.

State and federal laws limit the transfer of funds by the Bank to the Corporation and certain of its affiliates in the form of loans or extensions of credit, investments, derivative transactions, repurchase agreements, reverse repurchase agreements, securities lending or borrowing transactions or purchases of assets. Transfers of this kind to the Corporation or a nonbanking subsidiary by the Bank are each limited to 10% of the Bank’s capital and surplus with respect to each affiliate and to 20% in the aggregate, and are also subject to certain collateral requirements and other restrictions on covered transactions. These transactions, as well as other transactions between the Bank and the Corporation or its affiliates, must also be on terms substantially the same as, or at least as favorable as, those prevailing at the time for comparable transactions with non-affiliated companies or, in the absence of comparable transactions, on terms, or under circumstances, including credit standards, that would be offered to, or would apply to, non-affiliated companies.